Summary of Movement in Provisions for Unearned Premiums (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Earned premiums	$ 5,027	$ 4,534
Property liability and casualty insurance segment [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Balance as at beginning of year	2,318	2,099
Written premiums	4,346	3,898
Earned premiums	(4,211)	(3,679)
Balance as at end of year	2,453	2,318
Gross amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Earned premiums	5,740	5,186
Gross amount arising from insurance contracts [member] | Property liability and casualty insurance segment [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Balance as at beginning of year	2,343	2,123
Written premiums	4,517	4,044
Earned premiums	(4,376)	(3,824)
Balance as at end of year	2,484	2,343
Reinsurer's share of amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Earned premiums	713	652
Reinsurer's share of amount arising from insurance contracts [member] | Property liability and casualty insurance segment [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Balance as at beginning of year	25	24
Written premiums	171	146
Earned premiums	(165)	(145)
Balance as at end of year	$ 31	$ 25